Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies

(a) Lease Commitments

The Company’s primary lease commitments relate to its corporate headquarters. In April 2021, the Company relocated its corporate headquarters, terminating its prior lease on April 30, 2021. For the year ended December 31, 2021, the Company recorded aggregate lease expense of approximately $4.0 million in connection with these two leases. The term specified in the current lease is approximately fifteen years with an option to renew for an additional five years.

In addition, the Company has a lease through February 2025 for its Lima One offices located in Greenville, South Carolina.

The Company recognized lease expense of $3.0 million and $2.7 million for the years ended December 31, 2020 and 2019, respectively, which is included in Other general and administrative expense within the consolidated statements of operations.

At December 31, 2021, the contractual minimum rental payments (exclusive of possible rent escalation charges and normal recurring charges for maintenance, insurance and taxes) were as follows:

Year Ended December 31,	Minimum Rental Payments
(In Thousands)
2022	$5,334
2023	5,353
2024	5,351
2025	4,659
2026	4,552
Thereafter	49,604
Total	$74,853

(b) Representations and Warranties in Connection with Loan Securitization Transactions

In connection with the loan securitization and sale transactions entered into by the Company, the Company has the obligation under certain circumstances to repurchase assets previously transferred to securitization vehicles, or otherwise sold, upon breach of certain representations and warranties. As of December 31, 2021, the Company was not aware of any material unsettled repurchase claims that would require a reserve (see Note 14).

(c) Rehabilitation Loan Commitments
At December 31, 2021, the Company had unfunded commitments of $285.8 million in connection with its purchased Rehabilitation loans (see Note 3).